Taxation (Tables)	12 Months Ended
Dec. 31, 2011
Taxation [Abstract]
Components of income taxes
Income taxes consist of the following:

	Year ended December 31
(In millions of US dollar)	2011	2010	2009

Current tax expense:
Bermuda	-	-	-
Foreign	328	184	118
Deferred tax expense:
Bermuda	-	-	-
Foreign	24	14	(3)
Deferred taxes acquired during the year	-	-	-
Tax related to internal sale of assets in subsidiary, amortized for group purposes	(163)	(39)	5
Total provision	189	159	120
Effective tax rate	11.3%	12.1%	8.1%

Income tax reconciliation
The income taxes for the years ended December 31 differed from the amount computed by applying the statutory income tax rate of 0 % as follows:

	Year ended December 31
(In millions of US dollar)	2011	2010	2009

Income taxes at statutory rate	-	-	-
Effect of transfers to new tax jurisdictions	(163)	(39)	5
Effect of change in taxable currency	-	-	-
Effect of taxable income in various countries	352	198	115
Total	189	159	120

Net deferred tax assets (liabilities)
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:

Deferred Tax Assets:

(In US$ millions)	December 31, 2011	December 31, 2010

Pension	11	15
Tax loss carry forward	-	10
Unfavorable contracts	-	2
Provisions	15	-
Property, plant and equipment	9	-
Other	8	5
Gross deferred tax asset	43	32

Deferred Tax Liability:

(In US$ millions)	December 31, 2011	December 31, 2010

Property, plant and equipment	-	62
Long term maintenance	-	48
Gain from sale of fixed assets	31	64
Other	13	24
Gross deferred tax liability	44	198

Net deferred tax	1	166

Net deferred taxes are classified as follows:

(In US$ millions)	December 31, 2011	December 31, 2010

Short-term deferred tax asset	10	2
Long-term deferred tax asset	33	30
Short-term deferred tax liability	10	17
Long-term deferred tax liability	34	181
Net deferred tax	1	166

Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties
The changes to our liabilities related to unrecognized tax benefits, excluding interest and penalties that we recognize as a component of income tax expense, where as follows:

	Year ended December 31
(In millions of US dollar)	2011	2010	2009
Balance beginning of period	-	-	-
Additions for prior years tax positions	48	-	-
Balance end of period	48	-	-

Earliest tax years that remain subject to examination by major taxable jurisdictions
The parent company, Seadrill Limited, is headquartered in Bermuda where we have been granted a tax exemption until 2035.  Other jurisdictions in which the Company and its subsidiaries operate are taxable based on rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction.  Thus, the Company may pay tax within some jurisdictions even though it may have an overall loss at the consolidated level.  The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
Australia	2008
Nigeria	2007
Norway	2007
Thailand	2003